Segment Disclosure (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 316,556		$ 316,556		$ 31,510	$ 147,253
Sales
Net Sales	65,450	$ 28,068	98,422	$ 146,179	171,596	145,085
Cost of sales
Cost of sales	0	9,132	0	21,645	21,645	13,023
Gross Profit	65,450	18,936	98,422	124,534	149,951	132,062
Sales, marketing and support
Marketing costs	29,068	31,918	29,920	129,657	148,093	23,562
Professional fees	26,016	22,168	36,016	43,493	51,838	18,442
Consulting	112,055	1,050	151,905	3,050	5,133	316,173
Amortization	6,200	0	8,600	0	4,800	0
Loss on Impairment			0	0	5,000	0
General and Administrative costs	310	347	6,435	4,213	4,459	4,506
Net Income (Loss) Before Taxes	$ (108,199)	$ (36,547)	(134,454)	(55,879)	(69,372)	(230,621)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets					36,510	147,253
Sales
Net Sales			65,450	28,068	171,596	145,085
Cost of sales
Gross Profit			65,450	18,936	149,951	132,062
Sales, marketing and support
Marketing costs			29,068	31,918	148,093	23,562
Professional fees			26,016	22,168	51,838	18,442
Consulting			112,055	1,050	5,133	316,173
Amortization			6,200	0	4,800	0
Loss on Impairment					5,000	0
General and Administrative costs			310	347	4,459	4,506
Net Income (Loss) Before Taxes			(108,199)	(36,547)	69,372	230,621
Operating Segments [Member] | Up Protein Bars [Member]
Sales
Net Sales					43,224	0
Cost of sales
Cost of sales					21,645	13,023
Operating Segments [Member] | Affiliate Commissions [Member]
Sales
Net Sales			0	9,804	123,622	145,085
Operating Segments [Member] | Dog Pain Formula [Member]
Sales
Net Sales					$ 4,750	$ 0
Operating Segments [Member] | Distribution Income [Member]
Sales
Net Sales			65,450	0
Operating Segments [Member] | Product Sales [Member]
Sales
Net Sales			$ 0	$ 18,264